Intangible Assets (Q2) (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	June 30, 2025	December 31, 2024
Purchased software	$100,000	$100,000
Discord server	249,500	249,500
Right of literary work entitled	160,000	160,000
Less: Impairment	—	—
	$509,500	$509,500